OTHER INCOME AND EXPENSES, NET	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
OTHER INCOME AND EXPENSES, NET	OTHER INCOME AND EXPENSES, NET

	For the year ended December 31,
	2023	2022	2021
Other Expense
Fixed and intangibles assets derecognition and disposals	(1,134)	(1,632)	(579)
Remeasurement of call/put option over non-controlling interest	(39)	—	—
Remeasurement of contingent consideration (note 29.9.1)	—	—	(4,694)
Impairment of cryptocurrencies (note 16)	—	(1,017)	(80)
Other	(1,650)	(293)	(182)
Subtotal	(2,823)	(2,942)	(5,535)

Other Income
Remeasurement of contingent consideration (note 29.9.1)	4,227	967	—
Insurance recovery (*)	2,239	—	—
Reversal Impairment of cryptocurrencies (note 16)	822	—	—
Other Remeasurements	254	—	—
Remeasurement of call/put option over non-controlling interest	—	180	—
Remeasurement at FV of investment in associates (note 12.2)	—	—	1,538
Other	1,883	1,400	628
Subtotal	9,425	2,547	2,166
TOTAL	6,602	(395)	(3,369)
(*) During the last quarter of the year the Company collected 2,239 from the insurance related to the Cybersecurity Event of 2022. See note 32.1